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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2005
Date of reporting period: 07/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Annual Report
for the year ended July 31, 2005

-- cover (page one) --
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(picture of Robert Brody)

Dear Shareholder

Recent events in the United State have lead to many of you asking questions. Let me address a few of your concerns.

What will the effect of Hurricane Katrina have on the national economy?
"She" was probably the biggest natural disaster in living memory. Immediately oil jumped to over $70.00 a barrel. There were calls to conserve and release our oil reserves which has been done. As I write this, the news from the gulf is that we will not lose, for any substantial period of time, their ability to process and deliver oil and related products. The stock market, after Katrina, has been acting well even though the price of oil has been up which normally would have a negative effect on it. This has helped me to conclude that Katrinas long term effects on the economy will be minimal. Conversely, the rebuilding process may help to stimulate the economy.

Navigating the market is influenced by the economy. This is true in both long term as well as unforeseen events such as Katrina.

In the last year, our Fund has given you a return of 14.60% while the Dow Jones Industrials gained 4.94%. I have been your Fund manager for over 47 years and am very optimistic about the upcoming market and have tried to position our portfolio to take advantage of these times.

My staff and I are always available to discuss your account or answer any questions you might have. Please call our toll free number at 800-525-2406 or within the 303 area code at 626-0600.

American Growth Fund wishes you A Good Future!


Sincerely,
/s/ Robert Brody
Robert Brody
President

-- (page two) --
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STATEMENT OF INVESTMENTS
JULY 31, 2005

Description of Security                          Market Shares        Value

                                 COMMON STOCK

                        Semiconductor Industry  25.91%
Intel Corp.............................................120,000  $ 3,256,800
     (A leading manufacturer of integrated circuits.)

Motorola Inc...........................................105,000    2,223,900
     (A leading manufacturer of electronic equipment and components.)

Texas Instruments, Inc..................................46,000    1,460,960
     (The leading supplier of digital signal processors and analog devices.)

Integrated Device Technology*?..........................60,000      693,600
     (Produces digital integrated circuits.)

Freescale Semiconductor Inc. Class B*...................11,593      298,520
     (A global semiconductor company focused on providing embedded processing and connectivity products to large, high-growth markets.)
                                                                  ---------
                                                                  7,933,780


                  Computer & Peripherals Industry  25.66%
Hewlett Packard Company................................217,977    5,366,594
     (A designer and manufacturer of precision electronic products.)


Cisco Systems*..........................................80,000    1,532,000
     (The leading supplier of high-performance inter-networking products.)

EMC Corp.*..............................................70,000      958,300
     (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
                                                                  ---------
                                                                  7,856,894


                        Biotechnology Industry  15.11%
Amgen Inc.*.............................................58,000    4,625,500
     (Utilizes biotechnology to develop human pharmaceutical products.)
                                                               ------------

*Non-income producing security
See accompanying notes to financial statements.

-- (page three) --
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STATEMENT OF INVESTMENTS
JULY 31, 2005

Description of Security                          Market Shares        Value

                    Semiconductor Capital Equipment  7.40%
Novellus Systems*.......................................40,000  $ 1,154,000
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)

Applied Materials.......................................40,000      738,400
     (Produces semiconductor water fabrication equipment.)

Teradyne, Inc.*.........................................24,000      372,720
     (The world's largest producer of automated test equipment for semiconductors.)
                                                                  ---------
                                                                  2,265,120

                                  Drug  3.90%
Cephalon Inc.*..........................................28,500    1,194,150
     (A biopharmaceutical company which develops and markets products to treat neurological and sleep disorders, cancer and pain.)
                                                               ------------
                            Insurance Industry  3.55%
AXA ADS.................................................39,824    1,087,195
     (The holding company of an international group of insurance and related financial services.)
                                                               ------------
                               Bank Industry  2.87%
Morgan (J.P.) Chase & Co................................25,000      878,500
     (Provides investment banking, asset management, private equity, consumer banking, private banking, and custody and processing services.)
                                                               ------------
                  Computer Software and Services Industry  2.76%
Fair, Isaac & Co........................................22,500      846,675
     (Provides decision-making solutions to clients in the financial services, telecommunications and retail industries.)
                                                               ------------
                                Internet  2.58%
Verisign, Inc.*.........................................30,000      789,300
      (The leading provider of electronic certificates and internet based trust services.)
                                                               ------------
                          Electronics Industry  2.57%
Symbol Technologies.....................................67,500      785,700
     (A leading provider of barcode driven data management systems.)
                                                               ------------

*Non-income producing security
See accompanying notes to financial statements.

-- (page four) --
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STATEMENT OF INVESTMENTS
JULY 31, 2005

Description of Security                          Market Shares        Value

                          Entertainment Industry  2.22%
Time Warner, Inc.*......................................40,000    $ 680,800
     (The leading internet/media provider.)
                                                               ------------
                              Medical Supplies  1.94%
Cardinal Health, Inc....................................10,000      595,800
     (A leading provider of products and services for the health care industry.)
                                                               ------------
Wireless Networking Industry  1.67%
Network Appliance, Inc.*................................20,000      510,200
     (The leading supplier of network attached data storage and access devices, called filers.)
                                                               ------------

Total Common Stocks (cost $50,426,416) - 98.14%..................30,049,614
                                                               ------------

Total Investments, at Market Value (cost $50,426,416)...98.14%   30,049,614
Cash and Receivables, Less Liabilities...................1.86%      570,868
                                                               ------------
Net Assets.............................................100.00%  $30,620,482
                                                               ============

*Non-income producing security
See accompanying notes to financial statements.
-- (page five) --
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 2005


ASSETS:

Investments, at market value (cost $50,426,416)................$ 30,049,614
Cash................................................................497,280
Receivables:
      Shares of beneficial interest sold............................106,041
      Dividends......................................................13,177
                                                               ------------
Total assets.....................................................30,666,112
                                                               ------------
LIABILITIES:

Shares of beneficial interest redeemed...............................45,630
                                                               ------------

NET ASSETS.....................................................$ 30,620,482
                                                               ============

COMPOSITION OF NET ASSETS:

Paid-in capital................................................$ 61,454,933
Accumulated net realized loss from investment transactions......(10,457,649)
Net unrealized depreciation of investments......................(20,376,802)
                                                               ------------
Net assets.....................................................$ 30,620,482
                                                               ============
NET ASSET VALUE PER SHARE:

Class A Shares:
      Net asset value and redemption price per share (based on
      net assets of $6,330,921 and 2,113,757 shares of
      beneficial interest outstanding)                               $ 3.00
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price)                       $ 3.18
Class B Shares:
      Net asset value, redemption price and offering price per
      share (based on net assets of $5,711,951 and 2,050,010
      shares of beneficial interest outstanding)                     $ 2.79
Class C Shares:
      Net asset value, redemption price and offering price per
      share (based on net assets of $4,267,918 and 1,533,001
      shares of beneficial interest outstanding)                     $ 2.78
Class D Shares:
      Net asset value and redemption price per share (based on
      net assets of $14,309,692 and 4,675,601 shares of
      beneficial interest outstanding)                               $ 3.06
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price)                       $ 3.25

See accompanying notes to financial statements.
-- (page six) --
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2005


INVESTMENT INCOME:
      Dividends (net of $5,810 foreign withholding tax)...........$ 189,499
                                                               ------------

Total investment income.............................................189,499
                                                               ------------

EXPENSES:

Investment advisory fees (Note 5)...................................291,003
Administration expenses (Note 5)....................................312,070
Transfer agent, shareholder servicing and data processing fees......190,242
Custodian fees (Note 4)..............................................83,588
Professional fees....................................................38,635
Registration and filing fees:
      Class A........................................................11,638
      Class B........................................................11,117
      Class C.........................................................8,333
      Class D........................................................28,522
Shareholder reports...................................................6,012
Distribution and service fees:
Class A..............................................................14,393
Class B..............................................................54,056
Class C..............................................................40,789
Directors fees (Note 5)...............................................5,100
Other expenses.......................................................10,235
                                                               ------------
Total expenses....................................................1,105,733
Less expenses paid indirectly (Note 4)...............................(7,382)
                                                               ------------
Net expenses......................................................1,098,351
                                                               ------------

Net Investment Loss................................................(908,852)
                                                               ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments.................................(2,254,368)
Net change in unrealized appreciation/depreciation on
investments.......................................................7,106,782
                                                               ------------
Net gain on investments...........................................4,852,414
                                                               ------------
Net Increase in Net Assets Resulting From Operations............$ 3,943,562
                                                               ============

See accompanying notes to financial statements.
-- (page seven) --
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year Ended     Year Ended
                                               July 31, 2005  July 31, 2004
                                               ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss............................... (908,852)  $ (1,094,369)
Net realized loss on investments.................(2,254,368)    (1,926,518)
Net change in unrealized depreciation on
     investments..................................7,106,782      2,434,516
                                               ----------------------------
Net increase (decrease) in net assets resulting
from operations...................................3,943,562       (586,371)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
Class A...................................................-               -
Class B...................................................-               -
Class C...................................................-               -
Class D...................................................-               -
Distributions from net realized gain:
Class A...................................................-               -
Class B...................................................-               -
Class C...................................................-               -
Class D...................................................-               -

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
beneficial interest transactions (Note 2):
Class A.............................................(55,658)     1,197,440
Class B............................................(582,654)       926,668
Class C............................................(594,860)     1,616,410
Class D..........................................(1,968,001)    (2,688,430)
                                               ----------------------------
Net change in net assets derived from beneficial
interest transactions............................(3,201,173)     1,052,088
                                               ----------------------------
Total increase......................................742,389        465,717
Net Assets - Beginning of year...................29,878,093     29,412,376
                                               ----------------------------
Net Assets - End of year.......................$ 30,620,482   $ 29,878,093
                                               ============================

See accompanying notes to financial statements.
-- (page eight) --
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Financial Highlights

                                       Class A
                                       Year Ended July 31,

                                       2005    2004    2003    2002    2001
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$2.61   $2.65   $2.15   $3.97   $8.88
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Income (loss) from investment operations:
Net investment income (loss)4........(0.08)  (0.04)  (0.01)  (0.11)  (0.10)
Net realized and unrealized gain
(loss)................................0.47       -    0.51   (1.67)  (3.46)
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Total income (loss) from investment
operations............................0.39   (0.04)   0.50   (1.78)  (3.56)
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Dividends and distributions to shareholders:
Dividends from net investment income.....-       -       -       -       -
Book return of capital...................-       -       -       -       -
Distributions from net realized gain.....-       -       -   (0.04)  (1.35)
Total dividends and distributions to
shareholders.............................-       -       -   (0.04)  (1.35)
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Net Asset Value, End of Period.......$3.00   $2.61   $2.65   $2.15   $3.97
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Total Return at Net Asset Value1.....14.9%  (1.5)%   23.3%  (45.2)% (43.5)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)..........................$6,331  $5,586  $4,576   $2,716  $3,625
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Ratio to average net assets:
Net investment income (loss).......(2.97)% (3.18)% (4.05)%  (3.85)% (2.80)%
Expenses2............................3.65%   3.73%   4.71%    4.37%   3.09%
Portfolio Turnover Rate3..............4.9%    2.2%    0.0%     0.0%    0.0%

                                       Class B
                                       Year Ended July 31,

                                       2005    2004    2003    2002    2001
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$2.45   $2.50   $2.05   $3.83   $8.70
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Income (loss) from investment operations:
Net investment income (loss)4........(0.14)  (0.05)  (0.01)  (0.12)  (0.13)
Net realized and unrealized gain
(loss)................................0.48       -    0.46   (1.62)  (3.39)
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Total income (loss) from investment
operations............................0.34   (0.05)   0.45   (1.74)  (3.52)
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Dividends and distributions to shareholders:
Dividends from net investment income.....-       -       -       -       -
Book return of capital...................-       -       -       -       -
Distributions from net realized gain.....-       -       -   (0.04)  (1.35)
Total dividends and distributions to
shareholders.............................-       -       -   (0.04)  (1.35)
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Net Asset Value, End of Period.......$2.79   $2.45   $2.50   $2.05   $3.83
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Total Return at Net Asset Value1.....13.9%  (2.0)%   22.0% (45.8)% (44.0)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)..........................$5,712  $5,600  $4,859  $3,019  $3,874
---------------------------------------------------------------------------
Ratio to average net assets:
Net investment income (loss).......(3.75)% (3.96)% (4.78)% (4.60)% (3.57)%
Expenses2............................4.42%   4.51%   5.45%   5.12%   3.86%
Portfolio Turnover Rate3..............4.9%    2.2%    0.0%    0.0%    0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2005, aggregated $1,414,741 and $5,628,397, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.
-- (page nine) --
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Financial Highlights

                                       Class C
                                       Year Ended July 31,

                                       2005    2004    2003    2002    2001
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$2.45   $2.50   $2.05   $3.83   $8.68
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Income (loss) from investment operations:
Net investment income (loss)4........(0.14)  (0.02)  (0.03)  (0.10)  (0.04)
Net realized and unrealized gain
(loss)................................0.47   (0.03)   0.48   (1.64)  (3.46)
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Total income (loss) from investment
operations............................0.33   (0.05)   0.45   (1.74)  (3.50)
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Dividends and distributions to shareholders:
Dividends from net investment income.....-       -       -       -       -
Book return of capital...................-       -       -       -       -
Distributions from net realized gain.....-       -       -   (0.04)  (1.35)
Total dividends and distributions to
shareholders.............................-       -       -   (0.04)  (1.35)
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Net Asset Value, End of Period.......$2.78   $2.45   $2.50   $2.05   $3.83
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Total Return at Net Asset Value1.....13.5%  (2.0)%   22.0%  (45.8)% (43.8)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)..........................$4,268  $4,337  $2,995   $1,823  $1,542
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Ratio to average net assets:
Net investment income (loss).......(3.75)% (3.93)% (4.78)%  (4.56)% (3.55)%
Expenses2............................4.43%   4.48%   5.46%    5.09%   3.84%
Portfolio Turnover Rate3..............4.9%    2.2%    0.0%     0.0%    0.0%

                                       Class D
                                       Year Ended July 31,

                                       2005    2004    2003    2002    2001
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$2.67   $2.70   $2.19   $4.02   $8.94
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Income (loss) from investment operations:
Net investment income (loss)4........(0.18)  (0.18)  (0.13)  (0.12)  (0.13)
Net realized and unrealized gain
(loss)................................0.57    0.15    0.64   (1.67)  (3.44)
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Total income (loss) from investment
operations............................0.39   (0.03)   0.51   (1.79)  (3.57)
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Dividends and distributions to shareholders:
Dividends from net investment income.....-       -       -       -       -
Book return of capital...................-       -       -       -       -
Distributions from net realized gain.....-       -       -   (0.04)  (1.35)
Total dividends and distributions to
shareholders.............................-       -       -   (0.04)  (1.35)
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Net Asset Value, End of Period.......$3.06   $2.67   $2.70   $2.19   $4.02
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Total Return at Net Asset Value1.....14.6%  (1.1)%   23.3%  (44.9)% (43.3)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands).........................$14,310 $14,356 $16,983  $15,103 $30,666
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Ratio to average net assets:
Net investment income (loss).......(2.76)% (3.02)% (3.90)%  (3.65)% (2.55)%
Expenses2............................3.43%   3.56%   4.58%    4.16%   2.84%
Portfolio Turnover Rate3..............4.9%    2.2%    0.0%     0.0%    0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2005, aggregated $1,414,741 and $5,628,397, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.
-- (page ten) --
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Notes to Financial Statements

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation
(IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D shares are sold with a front-end sales charge.
Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Investment Valuation - Investment securities are valued at the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                       Year Ended July 31, 2005    Year Ended July 31, 2004

	                   Shares        Amount        Shares        Amount
---------------------------------------------------------------------------
Class A:
Sold                     825,604   $ 2,243,039     1,579,839   $ 4,542,224
Dividends and
distributions reinvested       -             -             -             -
Redeemed                (850,841)   (2,298,697)   (1,169,400)   (3,344,784)
                        ---------------------------------------------------
Net increase (decrease)  (25,237)  $   (55,658)      410,439   $ 1,197,440
---------------------------------------------------------------------------
Class B:
Sold                     321,969     $ 794,910       727,740   $ 1,990,228
Dividends and
distributions reinvested       -             -             -             -
Redeemed                (553,625)   (1,377,564)     (387,332)   (1,063,560)
                        ---------------------------------------------------
Net increase (decrease) (231,656)  $  (582,654)      340,408   $   926,668
---------------------------------------------------------------------------
Class C:
Sold                     497,275   $ 1,250,768     1,129,270   $ 3,136,396
Dividends and
distributions reinvested       -             -             -             -
Redeemed                (733,175)   (1,845,628)     (557,275)   (1,519,986)
                        ---------------------------------------------------
Net increase (decrease) (235,900)  $  (594,860)      571,995   $ 1,616,410
---------------------------------------------------------------------------
Class D:
Sold                      65,642   $   179,280       32,223    $    94,401
Dividends and
distributions reinvested       -             -            -              -
Redeemed                (769,762)   (2,147,281)    (947,551)    (2,782,831)
                        ---------------------------------------------------
Net increase (decrease) (704,120)  $(1,968,001)    (915,328)   $(2,688,430)
---------------------------------------------------------------------------

-- (page eleven) --
---------------------------------------------------------------------------

Notes to Financial Statements

3.  Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at July 31, 2005 was $50,426,416. Net unrealized depreciation on investments of $20,376,802, based on identified tax cost as of July 31, 2005, was comprised of gross appreciation of $3,387,408 and gross depreciation of $23,764,210.

4.  Fund Expenses Paid Indirectly
For the year ended July 31, 2005, fees for custodian services totaling $7,382, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.  Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

For the year ended July 31, 2005 commissions and sales charges paid by investors on the purchase of Fund shares totaled $82,209 of which $20,752 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $48,258. For the year ended July 31, 2005, Sponsors received contingent deferred sales charges of $26,857 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

No payments were made by the Fund to Sponsors for brokerage commission on securities transactions.

Certain officers of the Fund are also officers of Sponsors and IRC. For the year ended July 31, 2005, the Fund paid directors' fees and expenses of $5,100.

For the year ended July 31, 2005, under an agreement with IRC, the Fund was charged $199,439 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $73,647 by an affiliated company of IRC for the rental of office space.

6.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

At July 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $6,241,859, expiring from 2011 to 2013. During the year ended July 31, 2005, the Fund offset $414,970 of realized capital gains with capital loss carryovers.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.

-- (page twelve) --
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Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Directors of American Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc., including the schedule of investments, as of July 31, 2005, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended July 31, 2003 were audited by other auditors whose report dated August 21, 2003 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


Anton Collins Mitchell LLP
Denver, Colorado
September 6, 2005

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TRANSFER AGENT: Boston Financial Data Services, Inc., 2000 Crown Colony
Drive, Quincy, MA 02169
CUSTODIAN: State Street Bank & Trust Company, 1776 Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, 1776 Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: Anton Collins Mitchell LLP, 303 East 17th, Suite 600, Denver, CO 80203
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS
Robert Brody 	        President and Director
Timothy E. Taggart	Treasurer
Michael J. Baum 	Director
Eddie R. Bush 	        Director
Harold Rosen 	        Director

INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody	        President, Treasurer, and Director
Timothy E. Taggart	Executive Vice President and Director

9/2005

-- back cover (page sixteen) --
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Item 2 Code of Ethics
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American Growth Fund, Inc. has adopted a Code of Ethics that applies to its
Principal Executive Officer and Principal Financial Officer. American
Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406 or by writing to:

American Growth Fund, Inc.
110 Sixteenth Street
Suite 1400
Denver, CO 80202

The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS


American Growth Fund, Inc.'s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.

	1. All advisory and access persons have a duty at all times to place the interests of shareholders first.

	2. All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individuals position of trust and responsibility; and

	3. No advisory or access person will take inappropriate advantage of their position.

A. Definitions

	1. Fund - means American Growth Fund, Inc.

	2. Access person - means any director, officer, or advisory person of the Fund.

	3. Advisory person - means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an advisory person simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or
	(ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.

	4. A security is being considered for purchase or sale when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

	5. Beneficial ownership - shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

	6. Control - shall have the same meaning as that set forth in Section 2(a)(9) of the Investment Company Act.

	7. Disinterested director - means a director of the Fund who is not an interested person of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act.

	8. Purchase or sale of a security - includes, inter alia, the writing of an option to purchase or sell a security.

	9. Security - shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are government securities within the meaning of Section 2(a)(16) of the Investment Company Act, bankers acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.

	10. Security held or to be acquired - by the Fund means any security as defined in the Rule which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.

B. Applicability or Restrictions and Procedures

American Growth Fund, Inc. applies the code of ethics equally to all access persons, advisory persons, and disinterested directors. The only exempted transactions are:

	1. Purchases which are part of an automatic dividend reinvestment plan.

	2. Purchases or sales which receive the prior approval of the Board of Directors for the Fund because: (i) the potential harm to the Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.

C. Substantive Restrictions on Personal Investing Activities

The following restrictions apply to all advisory and access persons:

	1. Initial Public Offerings. All advisory and access persons are prohibited from acquiring any securities in an initial public offering, in order to preclude any possibility of their profiting improperly from their positions.

	2. Private Placements. All advisory and access person must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the fund. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment companys decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.

	3. Blackout Periods. All advisory and access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending buy or sell order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).

	4. Ban on Short-Term Trading Profits. In addition to the blackout periods described above, all advisory and access persons are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days. Any profits realized on such short-term trades will be required to be disgorged.

	5. Gifts. All advisory and access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.


	6. Service as a Director. All advisory and access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision through Chinese Wall or other procedures.

D.	Compliance Procedures.

The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all advisory and access persons:

	1. Preclearance. All advisory and access persons excluding the dis-interested board of directors must preclear all personal securities investments. Written approval must be obtained from the designated officer of the Investment Company prior to the order being executed.

	2. Records of Securities Transactions. All advisory and access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.

	3. Post-Trade Monitoring. We will from time to time monitor personal investment activity by advisory and access persons after preclearance has been granted.

	4. Disclosure of Personal Holdings. All Advisory and access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on an annual basis.

	5. Certification of Compliance With Codes of Ethics. All Advisory and access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all advisory and access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.

	6. Review By The Board of Directors. The Investment Companys management will prepare an annual report to the board of directors that, at a minimum -

		a. Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;

		b. Identifies any violations requiring significant remedial action during the past year; and

		c. Identifies any recommended changes in existing restrictions or procedures based upon the investment companys experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.

E.	Sanctions

Upon discovering a violation of this Code, the Board of Directors may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.

rev 8-15-94

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Item 3 Audit Committee Financial Expert

(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.'s Audit Committee. Ed Bush is a certified CPA with a private practice.

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Item 4 Principal Accountant Fees and Services

(a)     Audit Fees
        The fee for the audit by Anton Collins Mitchell, LLP. for the fiscal year just ended July 31, 2005 was $25,000. Actual expenses for the audit conducted for fiscal year ended July 31, 2004 totaled $33,267.

        ACM has provided no other services to us.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.'s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2005 and 2004 were pre-approved by the audit committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

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Item 5 Audit Committee of Listed Registrants

(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Michael J Baum Jr - Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N Investment Company and First Ave. Corp. all of which are real estate investment companies.

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Item 6 Schedule of Investments

Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies

n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.

m/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchases

n/a
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Item 10 Submission of Matters to a Vote of Security Holders

None.
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Item 11 Controls and Procedures

The registrants principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.


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Item 12 Exhibits

302 Certification
906 Certification
IM 412 Addendum to the Annual Report dated July 31, 2005
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Item 13 Addendum to the Annual Report for American Growth Fund, Inc. Dated
July 31, 2005

Addendum to the Annual Report for American Growth Fund, Inc. Dated July 31,
2005


Page 2 of Annual Report should include the following information.

On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares.
Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The
Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 06/30/05. For current performance figures please call 1-800-525-2406.

                        1 year		5 years		10 years
         		                annualized	annualized
Class D without load	-3.77%		-17.73%		-5.80%
Class D with load*	-9.35%		-18.70%		-6.36%
Class A without load	-3.85%		-17.95%
Class A with load*	-9.24%		-18.92%
Class B without load	-4.83%		-18.67%
Class C without load	-4.83%		-18.63%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.
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